UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6383

Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
	May 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.2% (2.9% of Total Investments)
$ 8,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB+	$ 7,826,240
	Series 2008A, 6.875%, 6/01/42
	Education and Civic Organizations – 3.9% (2.6% of Total Investments)
250	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007,
	5.250%, 11/01/36	11/16 at 100.00	BB-	201,360
755	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	11/15 at 100.00	B+	584,264
	5.750%, 11/01/30
385	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BBB–	418,187
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/12 at 100.00	N/R	1,686,449
	Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	1,003,960
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
2,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	2,201,700
1,000	Michigan Technological University, General Revenue and Refunding Bonds, Series 2012A,	10/21 at 100.00	Aa3	1,108,010
	5.000%, 10/01/34
7,075	Total Education and Civic Organizations			7,203,930
	Health Care – 15.0% (10.2% of Total Investments)
2,000	Grand Traverse County Hospital Financal Authority, Michigan, Revenue Bonds, Munson Healthcare,	7/21 at 100.00	AA–	2,136,080
	Refunding Series 2011A, 5.000%, 7/01/29
1,080	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Alligiance	6/20 at 100.00	AA–	1,155,989
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
3,000	5.000%, 1/15/31	1/22 at 100.00	AA	3,335,040
750	5.000%, 1/15/42	1/22 at 100.00	AA	809,070
2,500	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012,	11/22 at 100.00	A	2,666,175
	5.000%, 11/01/42
4,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	4,351,480
	5.000%, 12/01/39
4,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,543,210
	Refunding Series 2009, 5.750%, 11/15/39
2,500	Michigan State Hospital FInance Authority, Hospital Revenue Bonds,MidMichigan Obligated Group,	6/19 at 100.00	AA–	2,793,600
	Series 2009A, 5.875%, 6/01/39 – AGC Insured
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	11/12 at 100.00	BBB	1,001,400
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
1,500	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,512,255
2,080	5.000%, 5/15/34	5/15 at 100.00	Baa3	2,039,211
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,472,391
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
25,660	Total Health Care			27,815,901
	Housing/Multifamily – 5.7% (3.9% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA+	2,966,923
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A:
210	3.375%, 11/01/16 (Alternative Minimum Tax)	11/14 at 101.00	AA	215,223
1,860	3.875%, 11/01/17 (Alternative Minimum Tax)	11/14 at 101.00	AA	1,912,322
140	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	10/12 at 100.00	AA	140,101
	10/01/37 – NPFG Insured (Alternative Minimum Tax)
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	1,340,924
	4/01/31 – AGM Insured (Alternative Minimum Tax)
200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A,	10/18 at 100.00	AA	216,058
	5.700%, 10/01/39
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,932,328
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,779,251
	4.625%, 10/01/41
9,935	Total Housing/Multifamily			10,503,130
	Housing/Single Family – 1.5% (1.1% of Total Investments)
1,890	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	2,026,949
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
785	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/21 at 100.00	AA+	858,853
	2011A, 4.600%, 12/01/26
2,675	Total Housing/Single Family			2,885,802
	Tax Obligation/General – 50.3% (34.2% of Total Investments)
1,620	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa2	1,921,304
	Refunding Series 2012, 5.000%, 5/01/29
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,089,270
	Series 2008, 5.000%, 5/01/38
1,000	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012,	5/21 at 100.00	AA–	1,023,730
	4.000%, 5/01/32
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/13 at 100.00	Aa2	2,198,726
	Bonds, Series 2003, 5.250%, 5/01/20
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	Aa2	1,062,190
	Bonds, Series 2005, 5.000%, 5/01/25 – NPFG Insured
2,319	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	2,579,516
	Bonds, Tender Option Bond Trust 2008-1096, 7.812%, 5/01/32 – NPFG Insured (IF)
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	1,062,871
	Series 2012, 5.000%, 5/01/20
1,900	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building	5/21 at 100.00	AA–	2,150,743
	& Site, Series 2011B, 5.500%, 5/01/41
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	Aa2	2,466,200
	6.000%, 5/01/19 – FGIC Insured
700	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building	812 at 100.00	BBB+	701,911
	Authority Stadium Bonds, Series 1997, 5.500%, 2/01/17 – FGIC Insured
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	5,643,579
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,815,240
100	0.000%, 12/01/27	No Opt. Call	AAA	57,476
5,305	0.000%, 12/01/29	No Opt. Call	AAA	2,733,507
1,700	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007, 5.000%,	9/17 at 100.00	AA	1,864,628
	9/01/27 – NPFG Insured
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	Aa2	2,160,737
	AGM Insured
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	207,652
	5.000%, 5/01/35 – AGM Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa2	2,695,981
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	Aa2	2,981,073
	5.000%, 5/01/21 – NPFG Insured
865	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	Aa2	916,502
	5.000%, 5/01/37 – AGM Insured
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	1,611,645
	5.000%, 5/01/30 – SYNCORA GTY Insured
550	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	618,976
	5.000%, 6/01/20
1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunidng Series 2011A,	12/21 at 100.00	Aa2	1,222,830
	5.000%, 12/01/22
100	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	117,714
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	Aa3	3,146,725
	5/01/22 – NPFG Insured
3,950	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	4,214,453
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,774,613
	5.000%, 5/01/22 – NPFG Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	5,025,658
1,120	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	1,216,645
1,245	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	Aa2	1,403,165
	Bond Trust 2836, 10.888%, 5/01/15 – AGM Insured (IF)
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	Aa2	4,620,364
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	1,740,393
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA–	699,418
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA–	581,961
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA–	872,976
300	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	365,850
	2012, 5.000%, 5/01/19
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	1,084,240
	5/01/33 – AGM Insured
200	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA–	228,426
	2009, 5.125%, 12/01/33 – AGC Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	Aa2	3,319,780
	Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	1,753,489
	5.000%, 5/01/26 – NPFG Insured
2,200	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	2,350,370
	2007, 5.000%, 5/01/32 – NPFG Insured
2,000	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	Aa2	2,158,460
	5/01/34 – AGM Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1	2,559,739
	5.000%, 5/01/19 – NPFG Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building
	and Site, Series 2008:
310	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	Aa2	338,021
575	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	614,853
1,180	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	BBB+	1,343,005
	6.750%, 11/01/39
5,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/12 at 100.00	BBB+	5,037,250
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – NPFG Insured
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	Aa2	3,690,729
	5/01/17 – AGM Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	Aa3	2,138,293
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
92,574	Total Tax Obligation/General			93,182,877
	Tax Obligation/Limited – 19.0% (12.9% of Total Investments)
1,305	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,416,003
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,147,120
	Series 1998, 5.000%, 4/01/16
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	2,337,334
	10/15/33 – AMBAC Insured
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA–	3,412,220
6,200	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA–	2,858,448
4,440	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3	4,679,094
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3	5,380,296
5,000	5.000%, 10/15/23 – NPFG Insured	10/13 at 100.00	Aa3	5,274,800
700	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+	799,330
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 – AGM Insured	10/12 at 100.00	AA+	3,558,555
17,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	2,811,800
	8/01/44 – NPFG Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB+	1,073,940
	5.000%, 10/01/25
420	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB+	432,835
	Notes,Series 2009A-1, 5.000%, 10/01/39
54,800	Total Tax Obligation/Limited			35,181,775
	Transportation – 2.0% (1.4% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%,	7/12 at 100.00	BBB	1,001,750
	7/01/21 – NPFG Insured (Alternative Minimum Tax)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	510,035
	Refunding Series 2007, 5.000%, 12/01/12 – FGIC Insured
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	2,252,060
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
3,500	Total Transportation			3,763,845
	U.S. Guaranteed – 21.1% (14.4% of Total Investments) (4)
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,225,320
	(Pre-refunded 10/01/12)
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA– (4)	982,863
	7/01/17 (Pre-refunded 7/01/13) – AGM Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	4,231,040
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+ (4)	1,576,785
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	Aa2 (4)	1,493,674
	5.000%, 5/01/21 (Pre-refunded 11/01/13)
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	Aa2 (4)	1,160,328
	Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – AGM Insured
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26	6/13 at 100.00	AA (4)	1,875,652
	(Pre-refunded 6/01/13) – NPFG Insured
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	Aa2 (4)	4,312,310
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured
4,075	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	AA+ (4)	4,260,209
	Series 2002A, 5.750%, 4/01/32 (Pre-refunded 4/01/13)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,560,930
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	8/12 at 100.00	Aaa	3,472,283
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health
	Credit Group, Series 2002C:
125	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	Aa2 (4)	128,245
1,375	5.375%, 12/01/30 (Pre-refunded 12/01/12)	12/12 at 100.00	AA (4)	1,410,571
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
1,025	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,159,275
500	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	565,500
2,000	Michigan State, General Obligation Bonds, Environmental Protection Program, Series 2003A,	5/13 at 100.00	Aa2 (4)	2,092,160
	5.250%, 5/01/20 (Pre-refunded 5/01/13)
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22	10/13 at 100.00	Aa3 (4)	1,184,911
	(Pre-refunded 10/01/13) – NPFG Insured
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	Baa2 (4)	121,385
915	6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (4)	1,306,675
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	4,961,820
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
36,070	Total U.S. Guaranteed			39,081,936
	Utilities – 8.7% (5.9% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
215	5.000%, 7/01/28	7/18 at 100.00	AA–	236,296
5,000	5.000%, 7/01/32	7/18 at 100.00	AA–	5,414,750
	Lansing Board of Water and Light, Michigan, Utility System Rvenue Bonds, Tender Option Bond
	Trust 4700:
500	17.744%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	749,040
900	17.590%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,348,272
500	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011,	1/21 at 100.00	AA–	566,470
	5.000%, 1/01/26 – AGM Insured
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	A	4,765,826
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	BBB+	3,015,209
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)
13,745	Total Utilities			16,095,863
	Water and Sewer – 15.4% (10.5% of Total Investments)
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Senior Lien Bonds, Series	7/16 at 100.00	AA–	5,579,805
	2006A, 5.000%, 7/01/34 – AGM Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	1,688,340
	7/01/29 – FGIC Insured
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA–	585,978
	7/01/17 – AGM Insured
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+	1,516,095
	7/01/25 – NPFG Insured
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	478,508
	7/01/36 – BHAC Insured
2,915	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	3,005,132
675	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	726,813
2,030	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA	2,233,853
	AGC Insured
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,371,640
710	5.000%, 10/01/32	10/22 at 100.00	AAA	837,069
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	4,619,970
	5.000%, 10/01/19
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,259,170
	5.000%, 10/01/23
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,161,960
	5.000%, 10/01/24
1,000	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011, 5.625%, 10/01/40	10/21 at 100.00	A	1,096,480
1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	1,061,259
	6.000%, 7/01/44
300	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	A	332,258
	NPFG Insured
26,480	Total Water and Sewer			28,554,330
$ 280,514	Total Investments (cost $249,393,633) – 146.8%			272,095,629
	Floating Rate Obligations – (2.0)%			(3,630,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (47.4)% (6)			(87,900,000)
	Other Assets Less Liabilities – 2.6%			4,843,268
	Net Assets Applicable to Common Shares – 100%			$ 185,408,897

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$272,095,629	$—	$272,095,629

During the period ended May 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2012, the cost of investments was $245,905,482.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2012, were as follows:

Gross unrealized:
Appreciation	$22,976,159
Depreciation	(415,932)
Net unrealized appreciation (depreciation) of investments	$22,560,227

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value, as a percentage of Total Investments is 32.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         July 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         July 30, 2012